UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    FA Asset Management
Address: Two Mid America Plaza
         Suite 606
         Oakbrook Terrace, IL  60181

13F File Number:  28-10752

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Charles H. Travis
Title:     Managing Director/Director of Compliance
Phone:     (630) 575-2582

Signature, Place, and Date of Signing:

     Charles H. Travis     Oakbrook Terrace, IL     May 26, 2005


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     25

Form13F Information Table Value Total:     $186,031 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTUANT CORP                   SDCV  2.000%11/1 00508XAB0     1775  1380000 PRN      Sole                  1380000
ADVANCED MEDICAL OPTICS INC    NOTE  2.500% 7/1 00763MAG3    12443 12700000 PRN      Sole                 12700000
AMERICAN GREETINGS CORP        NOTE  7.000% 7/1 026375AJ4     5357  2850000 PRN      Sole                  2850000
ANDREW CORP                    NOTE  3.250% 8/1 034425AB4     6437  5890000 PRN      Sole                  5890000
ARMOR HOLDINGS INC             NOTE  2.000%11/0 042260AC3     5919  6200000 PRN      Sole                  6200000
CREDENCE SYS CORP              NOTE  1.500% 5/1 225302AF5     3911  4100000 PRN      Sole                  4100000
DST SYS INC DEL                DBCV  3.625% 8/1 233326AD9     8751  7815000 PRN      Sole                  7815000
ELECTRONICS FOR IMAGING INC    DBCV  1.500% 6/0 286082AA0     7119  7680000 PRN      Sole                  7680000
FISHER SCIENTIFIC INTL INC     NOTE  2.500%10/0 338032AW5     9101  6790000 PRN      Sole                  6790000
FLIR SYS INC                   NOTE  3.000% 6/0 302445AB7     8790  5800000 PRN      Sole                  5800000
GENZYME CORP                   NOTE  1.250%12/0 372917AN4    13322 13130000 PRN      Sole                 13130000
GUITAR CTR MGMT INC            NOTE  4.000% 7/1 402040AC3     8898  5420000 PRN      Sole                  5420000
HUTCHINSON TECHNOLOGY INC      NOTE  2.250% 3/1 448407AE6     5197  4050000 PRN      Sole                  4050000
INTEGRA LIFESCIENCES HLDGS C   NOTE  2.500% 3/1 457985AB5     3620  3000000 PRN      Sole                  3000000
INTERPUBLIC GROUP COS INC      NOTE  4.500% 3/1 460690AT7     9216  7480000 PRN      Sole                  7480000
INVITROGEN CORP                NOTE  2.000% 8/0 46185RAJ9    13455 11600000 PRN      Sole                 11600000
KAYDON CORP                    NOTE  4.000% 5/2 486587AB4     3744  3160000 PRN      Sole                  3160000
LINCARE HLDGS INC              DBCV  3.000% 6/1 532791AB6     7387  7000000 PRN      Sole                  7000000
MASSEY ENERGY CO               NOTE  4.750% 5/1 576203AB9     4643  2100000 PRN      Sole                  2100000
MEDICIS PHARMACEUTICAL CORP    NOTE  2.500% 6/0 58470KAA2    11792 10300000 PRN      Sole                 10300000
MGI PHARMA INC                 NOTE  1.682% 3/0 552880AB2     1874  2515000 PRN      Sole                  2515000
PHOTRONICS INC                 NOTE  2.250% 4/1 719405AE2     4623  3690000 PRN      Sole                  3690000
PRIDE INTL INC DEL             NOTE  3.250% 5/0 74153QAD4    12061 10250000 PRN      Sole                 10250000
YELLOW CORP                    NOTE  5.000% 8/0 985509AN8      262   150000 PRN      Sole                   150000
YELLOW ROADWAY CORP            NOTE  5.000% 8/0 985577AA3    16334  9350000 PRN      Sole                  9350000